Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	¥ (584)	¥ 212	¥ 996	¥ 174
Reclassification adjustment included in net income, tax	(109)	86	(323)	(132)
Foreign currency translation adjustments
Net unrealized gains (losses), tax	6,858	(8,709)	(823)	155
Reclassification adjustment included in net income, tax	(348)	0	(1,058)	(1)
Defined benefit pension plans
Net unrealized gains (losses), tax	151	(94)	(32)	(71)
Reclassification adjustment included in net income, tax	(40)	11	(142)	32
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	1,116	(114)	(2,053)	(256)
Reclassification adjustment included in net income, tax	313	(118)	1,700	731
Debt valuation adjustments
Net unrealized gains (losses), tax	21	(153)	(65)	(127)
Reclassification adjustment included in net income, tax	¥ 5	¥ 3	¥ 12	¥ 8